UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Name and address of agent for service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2014

Date of reporting period: February 28, 2014

Item 1.   Schedule of Investments

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income MLP ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 104.1%
Energy — 82.8%
Alliance Holdings GP	101,690	$6,325,118
Alliance Resource Partners	200,123	17,242,598
Atlas Energy	291,139	12,358,850
Atlas Resource Partners	362,511	7,851,988
BreitBurn Energy Partners	639,608	12,785,764
Calumet Specialty Products Partners	327,048	8,329,913
Capital Product Partners	679,597	7,312,464
EV Energy Partner	245,717	8,619,752
Exterran Partners	335,461	10,063,830
Global Partners	143,857	5,503,969
Golar LNG Partners	399,635	12,072,973
Legacy Reserves	482,188	12,729,763
Linn Energy	337,947	10,770,371
Memorial Production Partners	640,260	14,303,408
Mid-Con Energy Partners	220,933	5,207,391
NGL Energy Partners	346,587	12,567,245
Pioneer Natural Resources	1	201
QR Energy	721,081	12,647,761
Susser Petroleum Partners	118,830	4,207,770
Teekay LNG Partners	313,422	13,060,295
Teekay Offshore Partners	431,223	14,126,865
Vanguard Natural Resources	445,830	13,312,484
		221,400,773
Industrials — 5.7%
Navios Maritime Partners	892,405	15,260,126

Utilities — 15.6%
AmeriGas Partners	300,855	12,747,226
Ferrellgas Partners	641,802	16,372,369
Suburban Propane Partners	294,897	12,704,163
		41,823,758
Total Master Limited Partnerships
(Cost $251,157,880)		278,484,657

Total Investments - 104.1%
(Cost $251,157,880) †		$278,484,657

Percentages are based on Net Assets of $267,426,885.

GP - General Partner

†	At February 28, 2014, the tax basis cost of the Fund's investments was $251,157,880, and the unrealized appreciation and depreciation were $39,649,113 and $(12,322,336), respectively.

As of February 28, 2014, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative  guidance under U.S. GAAP.

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income MLP ETF

February 28, 2014 (Unaudited)

There have been no  transfers between  Level 1,  Level 2 or  Level 3 assets and liabilities. It is the Fund’s  policy to recognize transfers into and out  of Level 1, Level 2 or Level 3 at the end of the reporting period. For the period ended February 28, 2014, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income Infrastructure MLP ETF

February 28, 2014 (Unaudited)

Description	Shares	Fair Value

MASTER LIMITED PARTNERSHIPS — 101.8%
Energy — 101.8%
Access Midstream Partners	33,087	$1,867,761
Atlas Pipeline Partners	35,333	1,086,136
Buckeye Partners	22,593	1,654,485
Cheniere Energy Partners	49,423	1,405,590
Crosstex Energy	70,859	2,188,835
DCP Midstream Partners	30,654	1,495,915
El Paso Pipeline Partners	28,980	870,849
Enbridge Energy Partners	39,394	1,084,123
Energy Transfer Equity	49,201	2,147,624
Energy Transfer Partners	25,647	1,424,178
Enterprise Products Partners	21,318	1,430,651
Genesis Energy	10,530	579,150
Kinder Morgan Energy Partners	13,328	989,871
MarkWest Energy Partners	22,122	1,412,490
NuStar Energy	23,724	1,184,302
NuStar GP Holdings	37,751	1,134,040
ONEOK Partners	19,840	1,053,702
Plains All American Pipeline	23,001	1,245,964
PVR Partners	46,172	1,239,256
Regency Energy Partners	49,590	1,301,738
Sunoco Logistics Partners	20,916	1,730,590
Targa Resources Partners	30,212	1,622,082
TC PipeLines	27,727	1,292,633
Tesoro Logistics	26,715	1,608,243
Williams Partners	23,540	1,167,819
Total Master Limited Partnerships
(Cost $30,756,636)		34,218,027

Total Investments - 101.8%
(Cost $30,756,636) †		$34,218,027

Percentages are based on Net Assets of $33,622,291.

GP - General Partner

†	At February 28, 2014, the tax basis cost of the Fund's investments was $30,756,636, and the unrealized appreciation and depreciation were $4,564,003 and $(1,102,612), respectively.

As of February 28, 2014, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 or Level 3 at the end of the reporting period. For the period ended February 28, 2014, there were no Level 3 investments.

Yorkville ETF Advisors
Schedule of Investments ● Yorkville High Income Infrastructure MLP ETF

February 28, 2014 (Unaudited)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

YCM-QH-001-0400

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President

Date: April 22, 2014

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer

Date: April 22, 2014